Schedule of trade accounts receivable and allowance for doubtful accounts (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 9,750,619	$ 9,677,725	$ 4,690,922
Allowance for doubtful accounts	$ 1,355,638	$ 1,084,305	$ 874,438
% Allowance	14.00%	11.00%
Trade accounts receivable		$ 9,677,725
Zero To Thirty [Member]
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts		$ 3,000
% Allowance		0.00%
Trade accounts receivable		$ 7,376,270
Thirty One To Sixty [Member]
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts		$ 1,500
% Allowance		1.00%
Trade accounts receivable		$ 210,815
Sixty One To Ninty [Member]
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts		$ 1,500
% Allowance		1.00%
Trade accounts receivable		$ 265,377
Ninty One [Member]
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts		$ 1,078,305
% Allowance		59.00%
Trade accounts receivable		$ 1,825,263
Current [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 6,805,057
Allowance for doubtful accounts	12,753
Zero To One Month [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	202,359
Allowance for doubtful accounts	$ 3,577
% Allowance	2.00%
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 428,098
Allowance for doubtful accounts	$ 17,423
% Allowance	4.00%
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 305,056
Allowance for doubtful accounts	$ 9,790
% Allowance	3.00%
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 2,010,049
Allowance for doubtful accounts	$ 1,312,095
% Allowance	65.00%